Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 296,640,000.00
Previously Paid Amount	0.00
Total Fee Amount	40,965.99
Total Offset Amount	0.00
Net Fee	$ 40,965.99